Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, nominal value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000,000	50,000,000,000
Common stock, shares issued	48,770,000	37,270,000
Common stock, shares outstanding	48,770,000	37,270,000